UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number: 811-2633

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2011

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 57.3%	SHARES	VALUE
Beverages - 1.5%
Coca-Cola Co.	71,700	$4,844,052

Capital Markets - 1.3%
Franklin Resources, Inc.	45,800	4,380,312

Chemicals - 3.2%
Ecolab, Inc.	104,300	5,099,227
Praxair, Inc.	57,700	5,393,796
		10,493,023

Commercial Banks - 0.8%
US Bancorp	107,500	2,530,550

Computers & Peripherals - 3.3%
Apple, Inc.*	14,556	5,548,456
EMC Corp.*	251,500	5,278,985
		10,827,441

Consumer Finance - 1.5%
Capital One Financial Corp.	126,500	5,013,195

Containers & Packaging - 1.1%
Ball Corp.	114,500	3,551,790

Diversified Financial Services - 3.4%
First Republic Preferred Capital Corp., Preferred (b)(e)	500	510,500
IntercontinentalExchange, Inc.*	47,400	5,605,524
JPMorgan Chase & Co.	128,700	3,876,444
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	330,000
Trust II, Preferred (b)(e)	500,000	330,000
Trust III, Preferred (b)(e)	500,000	330,000
Trust IV, Preferred (b)(e)	500,000	330,000
		11,312,468

Energy Equipment & Services - 3.6%
Cameron International Corp.*	140,500	5,836,370
FMC Technologies, Inc.*	164,600	6,188,960
		12,025,330

Food & Staples Retailing - 2.8%
Sysco Corp.	185,000	4,791,500
Walgreen Co.	139,400	4,584,866
		9,376,366

Gas Utilities - 1.7%
Oneok, Inc.	87,200	5,758,688

Health Care Equipment & Supplies - 1.2%
Intuitive Surgical, Inc.*	10,900	3,970,652

Health Care Providers & Services - 4.2%
Cardinal Health, Inc.	49,300	2,064,684
CIGNA Corp.	103,000	4,319,820
Express Scripts, Inc.*	94,700	3,510,529
Laboratory Corp. of America Holdings*	51,100	4,039,455
		13,934,488

Health Care Technology - 1.8%
Cerner Corp.*	85,000	5,824,200

Industrial Conglomerates - 1.3%
Danaher Corp.	106,700	4,474,998

Insurance - 1.1%
Aflac, Inc.	102,400	3,578,880

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	26,600	5,751,718

Internet Software & Services - 1.4%
Google, Inc.*	9,020	4,639,708

IT Services - 2.0%
Teradata Corp.*	125,500	6,718,015

Life Sciences - Tools & Services - 0.6%
Waters Corp.*	26,600	2,008,034

Machinery - 3.0%
Cummins, Inc.	60,600	4,948,596
Deere & Co.	76,200	4,920,234
		9,868,830

Multiline Retail - 1.7%
Nordstrom, Inc.	121,500	5,550,120

Oil, Gas & Consumable Fuels - 1.8%
EQT Corp.	114,700	6,120,392

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	115,900	3,654,327
Lam Research Corp.*	109,500	4,158,810
		7,813,137

Software - 2.8%
Autodesk, Inc.*	134,971	3,749,494
Microsoft Corp.	222,400	5,535,536
		9,285,030

Specialty Retail - 3.1%
Bed Bath & Beyond, Inc.*	88,500	5,071,935
TJX Co.'s, Inc.	92,700	5,142,069
		10,214,004

Trading Companies & Distributors - 1.9%
W.W. Grainger, Inc.	42,800	6,400,312

Wireless Telecommunication Services - 1.2%
NII Holdings, Inc.*	142,700	3,845,765

Total Equity Securities (Cost $187,924,650)		190,111,498

ASSET-BACKED SECURITIES - 1.1%	PRINCIPAL AMOUNT
ACLC Business Loan Receivables Trust, 0.879%, 10/15/21 (e)(r)	$8,963	8,915
CPS Auto Trust, 6.48%, 7/15/13 (e)	172,931	176,791
DT Auto Owner Trust, 0.99%, 5/15/13 (e)	845,188	845,086
Enterprise Mortgage Acceptance Co. LLC, 8.21%, 1/15/27 (e)(r)	675,617	391,858
Santander Drive Auto Receivables Trust, 1.37%, 8/15/13 (e)	1,514,970	1,517,699
Triad Auto Receivables Owner Trust, 0.285%, 2/12/14 (r)	627,003	623,910

Total Asset-Backed Securities (Cost $3,552,903)		3,564,259

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	156,213	159,279
Impac CMB Trust:
0.775%, 5/25/35 (r)	838,573	591,175
0.555%, 8/25/35 (r)	218,964	150,633
JP Morgan Mortgage Trust, 4.991%, 7/25/35 (r)	39,476	38,731
Merrill Lynch Mortgage Investors, Inc., 2.762%, 12/25/35 (r)	54,551	53,300
WaMu Mortgage Pass Through Certificates, 2.501%, 10/25/35 (r)	1,000,000	816,226

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,060,034)		1,809,344

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
Asset Securitization Corp., 6.921%, 2/14/43 (r)	1,000,000	1,044,063
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.783%, 7/10/43 (r)	1,894,395	1,913,318
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	907,315	912,331
JP Morgan Chase Commercial Mortgage Securities Corp., 6.162%, 5/12/34	1,720,165	1,729,373
LB-UBS Commercial Mortgage Trust, 4.51%, 12/15/29	106,377	106,384
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	1,992,704
Salomon Brothers Mortgage Securities VII, Inc., 4.467%, 3/18/36	632,579	635,753
Wachovia Bank Commercial Mortgage Trust, 4.566%, 4/15/35	2,625,872	2,706,773

Total Commercial Mortgage-Backed Securities (Cost $11,272,054)		11,040,699

CORPORATE BONDS - 17.9%
Achmea Hypotheekbank NV, 0.607%, 11/3/14 (e)(r)	400,000	398,852
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
Ally Financial, Inc., 4.50%, 2/11/14	500,000	455,000
America Movil SAB de CV, 2.375%, 9/8/16	300,000	290,986
American Express Bank FSB, 0.369%, 5/29/12 (r)	1,500,000	1,492,428
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,544,310
ANZ National International Ltd., 1.351%, 12/20/13 (e)(r)	1,500,000	1,503,235
APL Ltd., 8.00%, 1/15/24 (b)	600,000	384,000
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	500,000	501,658
AT&T, Inc., 2.95%, 5/15/16	300,000	309,354
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	750,000	868,450
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	-
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,720,000	1,740,141
Bank of America Corp.:
3.75%, 7/12/16	100,000	90,841
5.00%, 5/13/21	400,000	355,254
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	358,447	388,753
Capital One Financial Corp.:
4.80%, 2/21/12	500,000	505,675
4.75%, 7/15/21	500,000	496,909
CBS Corp., 5.75%, 4/15/20	200,000	220,079
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,000,000	1,040,000
CVS Pass-Through Trust:
6.036%, 12/10/28	879,330	955,330
7.507%, 1/10/32 (e)	484,587	571,061
Discover Bank, 8.70%, 11/18/19	500,000	574,301
Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	1,029,393
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	1,010,000
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	545,702
Fleet Capital Trust V, 1.35%, 12/18/28 (r)	1,500,000	904,801
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	100,000	102,250
5.875%, 8/2/21	700,000	696,500
Fort Knox Military Housing Privatization Project, 5.815%, 2/15/52 (b)(e)	1,000,000	1,088,750
FUEL Trust:
4.207%, 4/15/16 (e)	250,000	245,479
3.984%, 12/15/22 (e)	750,000	728,956
GameStop Corp., 8.00%, 10/1/12	221,000	221,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	1,000,000	252,500
3.226%, 1/21/11 (e)(r)(y)*	500,000	120,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	1,250,000	125
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,000,000	983,920
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	100,000	103,368
6.15%, 4/1/18	500,000	516,727
5.375%, 3/15/20	300,000	296,502
Great River Energy, 5.829%, 7/1/17 (e)	273,846	305,087
HCA, Inc., 8.00%, 10/1/18	235,000	229,713
Hewlett-Packard Co., 0.719%, 5/30/14 (r)	500,000	488,926
Hospira, Inc., 6.40%, 5/15/15	100,000	113,441
HSBC Bank Brasil SA, 4.00%, 5/11/16 (e)	500,000	486,096
Jefferies Group, Inc., 5.125%, 4/13/18	500,000	471,236
JPMorgan Chase & Co.:
4.40%, 7/22/20	100,000	100,435
4.35%, 8/15/21	200,000	200,478
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	1,000,000	999,870
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,500,000	1,279,245
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	5,600
8.30%, 12/1/37 (e)(m)*	3,200,000	8,320
Masco Corp., 5.85%, 3/15/17	400,000	378,512
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	747,217
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,247,318
Nordea Bank AB, 4.875%, 5/13/21 (e)	750,000	641,759
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	1,500,000	1,626,195
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	1,050,000	1,068,375
O'Reilly Automotive, Inc., 4.625%, 9/15/21	500,000	499,824
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,000,000	-
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	957,164	831,163
Pacific Pilot Funding Ltd., 1.001%, 10/20/16 (e)(r)	826,497	766,303
Pioneer Natural Resources Co., 5.875%, 7/15/16	900,000	947,250
PNC Funding Corp., 2.70%, 9/19/16	700,000	698,247
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	300,000	354,170
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	855,000	847,288
Ryder System, Inc., 3.50%, 6/1/17	500,000	518,062
Salvation Army, 5.46%, 9/1/16	140,000	158,599
SBA Tower Trust, 4.254%, 4/15/40 (e)	750,000	791,384
Simon Property Group LP, 6.125%, 5/30/18	500,000	563,695
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	426,690
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	800,000	766,000
SSIF Nevada LP, 0.949%, 4/14/14 (e)(r)	1,200,000	1,199,960
Stadshypotek AB, 0.919%, 9/30/13 (e)(r)	1,000,000	999,986
SunTrust Bank:
0.598%, 8/24/15 (r)	500,000	457,143
7.25%, 3/15/18	1,500,000	1,743,119
Svenska Handelsbanken AB, 1.343%, 9/14/12 (e)(r)	500,000	499,969
Telefonica Emisiones SAU, 5.134%, 4/27/20	1,500,000	1,392,190
The Gap, Inc., 5.95%, 4/12/21	750,000	701,250
Time Warner Cable, Inc., 4.00%, 9/1/21	300,000	294,478
Time Warner, Inc.:
4.875%, 3/15/20	100,000	106,738
6.25%, 3/29/41	450,000	507,482
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	20,141,363	3,352,731
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	1,000,000	1,020,979
United Parcel Service, Inc., 3.125%, 1/15/21	150,000	156,713
US Bank:
4.95%, 10/30/14	100,000	108,550
3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,015,125
Volkswagen International Finance NV, 0.856%, 4/1/14 (e)(r)	1,000,000	997,770
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	1,600,000	1,312,000
Wells Fargo & Co., 4.375%, 1/31/13	125,000	129,478
Western Express, Inc., 12.50%, 4/15/15 (e)	500,000	325,000
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	508,744

Total Corporate Bonds (Cost $68,624,095)		59,436,493

MUNICIPAL OBLIGATIONS - 6.2%
California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	1,000,000	1,047,130
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	276,353
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,335,772
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	600,000	629,058
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	370,000	98,790
Series C, Zero Coupon, 7/1/48 (f)	506,807	5
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	505,540
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	885,000	895,399
5.263%, 9/1/16	545,000	551,191
5.383%, 9/1/16	2,000,000	2,141,340
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	737,242
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	729,007
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	625,510
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,374,913
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	175,000	178,461
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	890,000	909,936
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	846,710
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	1,735,000	1,759,290
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	1,058,452
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,514,910
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	667,055
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/27 (e)	1,000,000	1,217,900
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	525,325

Total Municipal Obligations (Cost $20,694,779)		20,625,289

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.6%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,000,000	717,500
7.30%, 10/14/49 (e)	1,300,000	1,300,000
Fannie Mae, 1.25%, 6/22/12	1,000,000	1,007,367
Federal Home Loan Bank, 3.625%, 10/18/13	200,000	212,853
Freddie Mac:
5.50%, 7/18/16	300,000	359,358
3.75%, 3/27/19	50,000	56,405
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	1,343,216	1,426,039
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	192,000

Total U.S. Government Agencies and Instrumentalities (Cost $5,108,459)		5,271,522

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.9%
Fannie Mae:
7.00%, 7/1/29	32,066	36,914
6.50%, 8/1/32	37,671	42,359
5.50%, 7/1/33	109,896	120,120
6.00%, 8/1/33	86,315	95,815
5.50%, 11/1/33	167,489	183,071
7.50%, 11/1/36	48,077	55,324
3.50%, 12/1/41	1,500,000	1,536,328
Freddie Mac:
4.50%, 9/1/18	49,524	53,948
6.00%, 8/1/36	194,112	213,627
Ginnie Mae:
5.50%, 1/16/32	446,158	18,015
5.50%, 7/20/34	238,373	265,662
5.00%, 10/15/39	341,414	377,233

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,909,484)		2,998,416

U.S. TREASURY - 5.9%
United States Treasury Bonds:
4.375%, 5/15/41	4,120,000	5,321,238
3.75%, 8/15/41	8,440,000	9,826,006
United States Treasury Notes, 2.125%, 8/15/21	4,196,000	4,269,430

Total U.S. Treasury (Cost $17,430,038)		19,416,674

TIME DEPOSIT - 5.2%
State Street Time Deposit, 0.113%, 10/3/11	17,159,176	17,159,176

Total Time Deposit (Cost $17,159,176)		17,159,176

TOTAL INVESTMENTS (Cost $336,735,672) - 99.9%		331,433,370
Other assets and liabilities, net - 0.1%		266,082
NET ASSETS - 100%		$331,699,452

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	26	12/11	$3,708,250	$119,409

Sold:
2 Year U.S. Treasury Notes	199	12/11	$43,820,422	$58,857
5 Year U.S. Treasury Notes	193	12/11	23,639,484	738
Total Sold				$59,595

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 97.3%	SHARES	VALUE
Auto Components - 2.1%
TRW Automotive Holdings Corp.*	22,500	$736,425

Capital Markets - 2.0%
Affiliated Managers Group, Inc.*	9,275	723,914

Chemicals - 2.3%
Ecolab, Inc.	16,925	827,463

Communications Equipment - 1.8%
Harris Corp.	18,875	644,959

Computers & Peripherals - 2.5%
NCR Corp.*	53,200	898,548

Containers & Packaging - 2.6%
Ball Corp.	29,800	924,396

Diversified Consumer Services - 1.7%
Sotheby's	21,400	589,998

Diversified Financial Services - 2.6%
IntercontinentalExchange, Inc.*	7,800	922,428

Electrical Equipment - 1.2%
General Cable Corp.*	18,825	439,564

Electronic Equipment & Instruments - 2.2%
Amphenol Corp.	19,025	775,649

Energy Equipment & Services - 6.4%
FMC Technologies, Inc.*	13,650	513,240
RPC, Inc.	55,225	901,272
Unit Corp.*	23,575	870,389
		2,284,901

Food Products - 2.1%
Corn Products International, Inc.	19,025	746,541

Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	21,000	782,670
Chemed Corp.	10,275	564,714
HealthSpring, Inc.*	26,775	976,216
		2,323,600

Household Products - 3.4%
Church & Dwight Co., Inc.	27,250	1,204,450

Insurance - 1.9%
Torchmark Corp.	19,725	687,614

Internet Software & Services - 3.2%
j2 Global Communications, Inc.	42,400	1,140,560

IT Services - 8.6%
Syntel, Inc.	26,375	1,139,136
Teradata Corp.*	17,000	910,010
Wright Express Corp.*	26,625	1,012,815
		3,061,961

Leisure Equipment & Products - 2.8%
Polaris Industries, Inc.	20,050	1,001,898

Life Sciences - Tools & Services - 2.2%
Mettler-Toledo International, Inc.*	5,620	786,575

Machinery - 9.4%
Gardner Denver, Inc.	17,175	1,091,471
Graco, Inc.	21,400	730,596
The Toro Co.	14,850	731,660
WABCO Holdings, Inc.*	20,750	785,595
		3,339,322

Media - 1.4%
Gannett Co., Inc.	52,675	501,993

Metals & Mining - 2.2%
Reliance Steel & Aluminum Co.	22,800	775,428

Multiline Retail - 2.9%
Nordstrom, Inc.	22,750	1,039,220

Oil, Gas & Consumable Fuels - 1.7%
Energen Corp.	14,750	603,128

Pharmaceuticals - 5.3%
Endo Pharmaceuticals Holdings, Inc.*	31,700	887,283
Questcor Pharmaceuticals, Inc.*	36,100	984,086
		1,871,369

Semiconductors & Semiconductor Equipment - 2.4%
Lam Research Corp.*	21,900	831,762

Specialty Retail - 3.4%
Ross Stores, Inc.	15,200	1,196,088

Textiles, Apparel & Luxury Goods - 6.0%
Deckers Outdoor Corp.*	14,700	1,370,922
Hanesbrands, Inc.*	30,100	752,801
		2,123,723

Trading Companies & Distributors - 2.2%
WESCO International, Inc.*	23,400	785,070

Wireless Telecommunication Services - 2.2%
NII Holdings, Inc.*	28,400	765,380

Total Equity Securities (Cost $33,138,480)		34,553,927

TIME DEPOSIT - 2.8%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 10/3/11	$974,879	974,879

Total Time Deposit (Cost $974,879)		974,879

TOTAL INVESTMENTS (Cost $34,113,359) - 100.1%		35,528,806
Other assets and liabilities, net - (0.1%)		(21,385)
NET ASSETS - 100%		$35,507,421

CALVERT VP SRI STRATEGIC PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 94.1%	SHARES	VALUE
Biotechnology - 4.8%
Gilead Sciences, Inc.*	73,900	$2,867,320

Capital Markets - 5.3%
Charles Schwab Corp.	134,700	1,518,069
Goldman Sachs Group, Inc.	17,500	1,654,625
		3,172,694

Commercial Banks - 6.3%
Turkiye Garanti Bankasi AS (ADR)	379,500	1,483,845
US Bancorp	95,400	2,245,716
		3,729,561

Computers & Peripherals - 5.5%
Dell, Inc.*	154,700	2,189,005
Hewlett-Packard Co.	49,300	1,106,785
		3,295,790

Diversified Financial Services - 6.2%
Bank of America Corp.	245,700	1,503,684
JPMorgan Chase & Co.	72,900	2,195,748
		3,699,432

Diversified Telecommunication Services - 2.5%
Level 3 Communications, Inc.*	1,005,800	1,498,642

Electronic Equipment & Instruments - 2.0%
Corning, Inc.	96,075	1,187,487

Energy Equipment & Services - 4.0%
Ensco plc (ADR)	58,978	2,384,481

Health Care Equipment & Supplies - 3.3%
Alere, Inc.*	33,400	656,310
Varian Medical Systems, Inc.*	24,715	1,289,134
		1,945,444

Health Care Providers & Services - 1.0%
Community Health Systems, Inc.*	35,124	584,463

Hotels, Restaurants & Leisure - 1.5%
Life Time Fitness, Inc.*	24,400	899,140

Household Durables - 0.9%
Pulte Group, Inc.*	139,100	549,445

Industrial Conglomerates - 4.8%
General Electric Co.	187,800	2,862,072

Insurance - 3.7%
Genworth Financial, Inc.*	186,500	1,070,510
Hartford Financial Services Group, Inc.	69,500	1,121,730
		2,192,240

Internet Software & Services - 7.3%
Google, Inc.*	5,309	2,730,843
Yahoo!, Inc.*	125,100	1,646,316
		4,377,159

IT Services - 2.3%
Amdocs Ltd.*	51,400	1,393,968

Life Sciences - Tools & Services - 4.2%
Thermo Fisher Scientific, Inc.*	49,731	2,518,378

Metals & Mining - 2.6%
United States Steel Corp.	69,500	1,529,695

Oil, Gas & Consumable Fuels - 7.3%
Exxon Mobil Corp.	41,570	3,019,229
SandRidge Energy, Inc.*	244,605	1,360,004
		4,379,233

Semiconductors & Semiconductor Equipment - 2.4%
MEMC Electronic Materials, Inc.*	163,076	854,518
ON Semiconductor Corp.*	77,450	555,317
		1,409,835

Software - 3.7%
Microsoft Corp.	87,400	2,175,386

Specialty Retail - 9.9%
Best Buy Co., Inc.	48,800	1,137,040
Office Depot, Inc.*	221,800	456,908
OfficeMax, Inc.*	71,100	344,835
Staples, Inc.	188,500	2,507,050
The Gap, Inc.	91,000	1,477,840
		5,923,673

Wireless Telecommunication Services - 2.6%
KDDI Corp. (ADR)	91,600	1,569,108

Total Equity Securities (Cost $68,764,988)		56,144,646

CORPORATE BONDS - 0.8%	PRINCIPAL AMOUNT
Level 3 Communications, Inc., 6.50%, 10/1/16	$346,000	499,005

Total Corporate Bonds (Cost $346,000)		499,005

TIME DEPOSIT - 5.0%
State Street Time Deposit, 0.113%, 10/3/11	2,991,117	2,991,117

Total Time Deposit (Cost $2,991,117)		2,991,117

TOTAL INVESTMENTS (Cost $72,102,105) - 99.9%		59,634,768
Other assets and liabilities, net - 0.1%		53,483
NET ASSETS - 100%		$59,688,251

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 98.8%	SHARES	VALUE
Aerospace & Defense - 2.6%
Hexcel Corp.*	5,799	$128,506
Triumph Group, Inc.	9,132	445,094
		573,600

Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc.*	6,700	223,043

Airlines - 1.0%
JetBlue Airways Corp.*	52,335	214,574

Biotechnology - 4.6%
BioMarin Pharmaceutical, Inc.*	7,592	241,957
Cepheid, Inc.*	9,976	387,368
Seattle Genetics, Inc.*	15,143	288,625
United Therapeutics Corp.*	2,985	111,908
		1,029,858

Capital Markets - 0.6%
Duff & Phelps Corp.	12,253	130,617

Chemicals - 2.7%
Huntsman Corp.	26,866	259,794
Intrepid Potash, Inc.*	8,471	210,674
Quaker Chemical Corp.	5,502	142,612
		613,080

Commercial Banks - 0.5%
UMB Financial Corp.	3,425	109,874

Commercial Services & Supplies - 3.8%
GEO Group, Inc.*	18,720	347,443
Waste Connections, Inc.	14,842	501,956
		849,399

Communications Equipment - 0.6%
Riverbed Technology, Inc.*	7,285	145,409

Construction & Engineering - 1.0%
Northwest Pipe Co.*	10,734	217,793

Construction Materials - 1.4%
Texas Industries, Inc.	10,196	323,621

Consumer Finance - 3.0%
Cash America International, Inc.	11,218	573,913
Ezcorp, Inc.*	3,660	104,456
		678,369

Diversified Consumer Services - 0.8%
Sotheby's	6,250	172,313

Diversified Financial Services - 0.5%
KKR Financial Holdings LLC	14,595	108,441

Electrical Equipment - 2.4%
GrafTech International Ltd.*	26,895	341,566
Regal-Beloit Corp.	4,318	195,951
		537,517

Electronic Equipment & Instruments - 3.7%
Coherent, Inc.*	8,246	354,248
DTS, Inc.*	11,847	294,161
Universal Display Corp.*	3,739	179,248
		827,657

Energy Equipment & Services - 4.3%
Lufkin Industries, Inc.	12,690	675,235
OYO Geospace Corp.*	4,940	278,073
		953,308

Food & Staples Retailing - 1.4%
Fresh Market, Inc.*	8,238	314,362

Health Care Equipment & Supplies - 5.2%
ArthroCare Corp.*	12,205	351,138
Delcath Systems, Inc.*	12,243	40,892
Sirona Dental Systems, Inc.*	7,952	337,244
Thoratec Corp.*	13,358	436,005
		1,165,279

Health Care Providers & Services - 3.9%
Air Methods Corp.*	2,464	156,883
Catalyst Health Solutions, Inc.*	7,053	406,888
Centene Corp.*	11,223	321,763
		885,534

Health Care Technology - 4.7%
Allscripts Healthcare Solutions, Inc.*	12,974	233,791
MedAssets, Inc.*	12,660	121,663
Medidata Solutions, Inc.*	5,550	91,242
Quality Systems, Inc.	6,251	606,347
		1,053,043

Hotels, Restaurants & Leisure - 6.8%
Bally Technologies, Inc.*	10,068	271,635
BJ's Restaurants, Inc.*	10,089	445,026
Buffalo Wild Wings, Inc.*	1,812	108,357
Orient-Express Hotels Ltd.*	22,187	153,312
Pinnacle Entertainment, Inc.*	15,953	144,853
Shuffle Master, Inc.*	47,809	402,074
		1,525,257

Household Durables - 1.0%
Universal Electronics, Inc.*	14,042	230,148

Internet Software & Services - 0.5%
Monster Worldwide, Inc.*	16,335	117,285

IT Services - 1.5%
Sapient Corp.	33,015	334,772

Life Sciences - Tools & Services - 2.3%
Bruker Corp.*	16,821	227,588
ICON plc (ADR)*	7,368	118,477
PAREXEL International Corp.*	8,849	167,512
		513,577

Machinery - 2.6%
3D Systems Corp.*	6,316	88,361
Meritor, Inc.*	19,965	140,953
WABCO Holdings, Inc.*	9,608	363,759
		593,073

Metals & Mining - 2.7%
RTI International Metals, Inc.*	14,230	331,843
Titanium Metals Corp.	18,766	281,115
		612,958

Oil, Gas & Consumable Fuels - 2.6%
Cloud Peak Energy, Inc.*	5,873	99,547
Gulfport Energy Corp.*	4,538	109,729
Oasis Petroleum, Inc.*	16,338	364,828
		574,104

Personal Products - 1.1%
Herbalife Ltd.	4,620	247,632

Pharmaceuticals - 1.2%
Salix Pharmaceuticals Ltd.*	8,794	260,302

Professional Services - 1.4%
Acacia Research Corp.*	8,552	307,786

Real Estate Investment Trusts - 0.7%
Redwood Trust, Inc.	14,253	159,206

Road & Rail - 1.0%
Landstar System, Inc.	5,960	235,778

Semiconductors & Semiconductor Equipment - 3.5%
Cavium, Inc.*	4,265	115,198
Cymer, Inc.*	3,197	118,864
EZchip Semiconductor Ltd.*	3,435	114,111
Teradyne, Inc.*	22,970	252,900
Veeco Instruments, Inc.*	7,270	177,388
		778,461

Software - 10.8%
ANSYS, Inc.*	6,010	294,730
Compuware Corp.*	38,238	292,903
Fortinet, Inc.*	19,418	326,222
Informatica Corp.*	7,683	314,619
NICE Systems Ltd. (ADR)*	9,933	301,467
Progress Software Corp.*	10,411	182,713
QLIK Technologies, Inc.*	10,054	217,770
SuccessFactors, Inc.*	9,282	213,393
TIBCO Software, Inc.*	12,312	275,666
		2,419,483

Specialty Retail - 8.2%
Chico's FAS, Inc.	11,026	126,027
Genesco, Inc.*	19,049	981,595
GNC Holdings, Inc.*	5,311	106,857
Vitamin Shoppe, Inc.*	16,367	612,780
		1,827,259

Textiles, Apparel & Luxury Goods - 1.2%
Steven Madden Ltd.*	8,712	262,231

Total Equity Securities (Cost $20,235,880)		22,126,003

TIME DEPOSIT - 1.8%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 10/3/11	$410,396	410,396

Total Time Deposit (Cost $410,396)		410,396

TOTAL INVESTMENTS (Cost $20,646,276) - 100.6%		22,536,399
Other assets and liabilities, net - (0.6%)		(125,243)
NET ASSETS - 100%		$22,411,156

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholer report.

CALVERT VP MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

VARIABLE RATE DEMAND NOTES - 77.8%	PRINCIPAL AMOUNT	VALUE
2880 Stevens Creek LLC, 0.45%, 11/1/33, LOC: Bank of the West (r)	$2,970,000	$2,970,000
Allegheny County Pennsylvania Hospital Development Authority Revenue, 0.16%, 7/15/28, CEI: Fannie Mae (r)	1,585,000	1,585,000
Birmingham Alabama Industrial Development Board Revenue, 0.28%, 5/1/29, LOC: Renasant Bank, C/LOC: FHLB (r)	1,785,000	1,785,000
Calhoun County Alabama Economic Development Council Revenue, 0.32%, 4/1/21, LOC: Bank of America (r)	800,000	800,000
CIDC-Hudson House LLC New York Revenue, 0.65%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	480,000	480,000
Colorado State HFA Revenue, 0.13%, 10/15/16, CEI: Fannie Mae (r)	1,500,000	1,500,000
`	2,000,000	2,000,000
Crawfordsville Indiana MFH Revenue, 0.40%, 1/1/33, CEI: FHLB (r)	935,000	935,000
District of Columbia Revenue, 0.19%, 4/1/38, LOC: PNC Bank (r)	265,000	265,000
Erie County New York IDA Revenue, 0.33%, 4/1/32, LOC: HSBC USA (r)	1,560,000	1,560,000
Four Fishers LLC, 0.44%, 4/1/24, LOC: Bank of America (r)	955,000	955,000
Gillette Wyoming Pollution Control Revenue, 0.15%, 1/1/18, LOC: Barclays Bank (r)	3,100,000	3,100,000
Goshen Indiana Economic Development Revenue, 0.15%, 10/1/42, LOC: JPMorgan Chase Bank (r)	900,000	900,000
Hayward California MFH Revenue, 0.21%, 5/1/38, CEI: Freddie Mac (r)	1,800,000	1,800,000
HBPWH Building Co., 0.27%, 11/1/22, LOC: Wells Fargo Bank (r)	905,000	905,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.28%, 8/1/24, LOC: Comerica Bank (r)	945,000	945,000
Illinois State Development Finance Authority Revenue, 0.16%, 6/1/19, LOC: Northern Trust Co. (r)	1,200,000	1,200,000
Illinois State Toll Highway Authority Revenue:
0.11%, 7/1/30, LOC: Northern Trust Co. (r)	2,000,000	2,000,000
0.15%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue, 0.18%, 9/15/32, CEI: Fannie Mae (r)	1,450,000	1,450,000
Legacy Park LLC, 0.36%, 1/1/58, LOC: Fifth Third Bank (r)	1,500,000	1,500,000
Louisiana State HFA Revenue, 0.16%, 3/15/37, CEI: Fannie Mae (r)	2,035,000	2,035,000
Massachusetts Development Finance Agency Revenue, 0.23%, 9/1/16, LOC: TD Bank (r)	820,000	820,000
Michigan State Hospital Finance Authority Revenue, 0.19%, 3/1/30, LOC: Comerica Bank (r)	400,000	400,000
Michigan Strategic Fund Revenue, 0.53%, 9/1/22, LOC: Bank of America (r)	760,000	760,000
Mississippi State Business Finance Corp. Revenue:
0.16%, 3/1/17, LOC: PNC Bank (r)	160,000	160,000
0.33%, 12/1/39, LOC: Midland State Bank, C/LOC: FHLB (r)	1,700,000	1,700,000
Montgomery County Maryland Housing Opportunities Commission Revenue, 0.11%, 12/1/30, CEI: Fannie Mae (r)	1,600,000	1,600,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.15%, 6/1/34, LOC: U.S. Bank (r)	1,097,000	1,097,000
Nevada State Housing Division Revenue, 0.15%, 4/15/39, CEI: Fannie Mae (r)	700,000	700,000
New Britain Connecticut GO Revenue, 0.31%, 2/1/26, LOC: JPMorgan Chase Bank (r)	115,000	115,000
New York State Dormitory Authority Revenue, 0.12%, 7/1/38, LOC: TD Bank (r)	1,000,000	1,000,000
New York State HFA Revenue:
0.15%, 5/15/33, CEI: Fannie Mae (r)	1,775,000	1,775,000
0.15%, 5/1/42, LOC: Wells Fargo Bank (r)	620,000	620,000
New York State MMC Corp. Revenue, 0.65%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,900,000	1,900,000
Northwest University, 0.36%, 9/1/18, LOC: Bank of America (r)	1,750,000	1,750,000
Osprey Property Co., LLC, 0.22%, 6/1/27, LOC: Wells Fargo Bank (r)	400,000	400,000
Overseas Private Investment Corp., 0.07%, 6/15/31, GA: U.S. Government (r)	2,000,000	2,000,000
Palm Beach County Florida Revenue, 0.19%, 1/1/34, LOC: TD Bank (r)	970,000	970,000
Rathbone LLC, 0.28%, 1/1/38, LOC: Comerica Bank (r)	1,500,000	1,500,000
Rex Lumber LLC, 0.24%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,020,000	1,020,000
Rhode Island State Health & Educational Building Corp. Revenue, 0.29%, 12/1/31, LOC: RBS Citizens (r)	640,000	640,000
Shawnee Kansas Private Activity Revenue, 0.60%, 12/1/12, LOC: JPMorgan Chase Bank (r)	350,000	350,000
South Dakota State MFH Development Authority Revenue, 0.16%, 1/1/44, CEI: Freddie Mac (r)	820,000	820,000
Terre Haute Indiana Revenue, 0.46%, 8/1/36, LOC: Sovereign Bank (r)	2,915,000	2,915,000
Tucson Arizona IDA Revenue, 0.16%, 1/15/32, CEI: Fannie Mae (r)	1,095,000	1,095,000
Vermont State Educational & Health Buildings Financing Agency Revenue, 0.29%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wells Fargo Bank (r)	910,000	910,000
Warrior Roofing Manufacturing of Georgia LLC, 0.51%, 12/15/34, LOC: Bank of Tuscaloosa, C/LOC: FHLB (r)	1,930,000	1,930,000
Westchester County New York IDA Revenue, 0.45%, 1/1/34, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	2,685,000	2,685,000
Wilkes-Barre Pennsylvania GO, 0.22%, 11/1/25, LOC: PNC Bank (r)	2,640,000	2,640,000

Total Variable Rate Demand Notes (Cost $66,942,000)		66,942,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 10.5%
Fannie Mae Discount Notes, 6/18/12	3,000,000	2,996,303
Federal Home Loan Bank:
0.30%, 9/10/12	2,000,000	2,000,000
0.375%, 10/3/12	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes, 10/25/11	2,000,000	1,999,733

Total U.S. Government Agencies And Instrumentalities (Cost $8,996,036)		8,996,036

U.S. TREASURY - 8.2%
United States Treasury Notes:
1.00%, 10/31/11	1,000,000	1,000,753
1.375%, 3/15/12	1,000,000	1,006,057
0.375%, 8/31/12	3,000,000	3,006,289
4.125%, 8/31/12	1,000,000	1,036,376
4.25%, 9/30/12	1,000,000	1,040,826

Total U.S. Treasury (Cost $7,090,301)		7,090,301

TIME DEPOSIT - 0.2%
State Street Time Deposit, 0.113%, 10/3/11	143,283	143,283

Total Time Deposit (Cost $143,283)		143,283

TOTAL INVESTMENTS (Cost $83,171,620) - 96.7%		83,171,620
Other assets and liabilities, net - 3.3%		2,810,399
NET ASSETS - 100%		$85,982,019

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 95.5%	SHARES	VALUE
Air Freight & Logistics - 3.7%
C.H. Robinson Worldwide, Inc.	2,690	$184,184
Expeditors International of Washington, Inc.	3,280	133,004
		317,188

Auto Components - 0.7%
Johnson Controls, Inc.	2,200	58,014

Beverages - 1.9%
PepsiCo, Inc.	2,710	167,749

Biotechnology - 3.0%
Gilead Sciences, Inc.*	6,790	263,452

Capital Markets - 3.9%
Charles Schwab Corp.	5,170	58,266
T. Rowe Price Group, Inc.	5,860	279,932
		338,198

Chemicals - 2.2%
Ecolab, Inc.	3,970	194,093

Commercial Banks - 3.4%
SunTrust Banks, Inc.	8,620	154,729
Wells Fargo & Co.	5,980	144,238
		298,967

Communications Equipment - 5.5%
Acme Packet, Inc.*	2,630	112,012
QUALCOMM, Inc.	7,530	366,184
		478,196

Computers & Peripherals - 4.7%
Apple, Inc.*	1,070	407,862

Consumer Finance - 2.2%
American Express Co.	4,260	191,274

Diversified Financial Services - 3.2%
IntercontinentalExchange, Inc.*	1,350	159,651
JPMorgan Chase & Co.	3,980	119,878
		279,529

Electrical Equipment - 1.6%
Cooper Industries plc	3,030	139,744

Energy Equipment & Services - 4.5%
Cameron International Corp.*	6,640	275,826
Noble Corp.*	3,880	113,878
		389,704

Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	1,430	117,432
CVS Caremark Corp.	6,490	217,934
		335,366

Food Products - 2.4%
Green Mountain Coffee Roasters, Inc.*	2,200	204,468

Health Care Equipment & Supplies - 3.6%
Edwards Lifesciences Corp.*	1,440	102,643
Intuitive Surgical, Inc.*	270	98,356
St. Jude Medical, Inc.	3,200	115,808
		316,807

Hotels, Restaurants & Leisure - 5.2%
Chipotle Mexican Grill, Inc.*	490	148,445
Darden Restaurants, Inc.	2,750	117,562
Starbucks Corp.	4,910	183,094
		449,101

Household Products - 0.8%
Procter & Gamble Co.	1,100	69,498

Industrial Conglomerates - 3.6%
3M Co.	2,040	146,452
Danaher Corp.	3,880	162,727
		309,179

Insurance - 0.5%
Aflac, Inc.	1,230	42,988

Internet & Catalog Retail - 4.4%
Amazon.com, Inc.*	610	131,900
Netflix, Inc.*	720	81,475
priceline.com, Inc.*	380	170,795
		384,170

Internet Software & Services - 3.2%
Google, Inc.*	340	174,889
MercadoLibre, Inc.	1,980	106,425
		281,314

IT Services - 5.1%
Cognizant Technology Solutions Corp.*	3,720	233,244
International Business Machines Corp.	1,220	213,537
		446,781

Multiline Retail - 2.0%
Kohl's Corp.	3,610	177,251

Oil, Gas & Consumable Fuels - 3.8%
QEP Resources, Inc.	4,370	118,296
Suncor Energy, Inc.	8,240	209,626
		327,922

Pharmaceuticals - 7.4%
Allergan, Inc.	5,130	422,609
Novartis AG (ADR)	3,950	220,292
		642,901

Software - 7.4%
Informatica Corp.*	1,860	76,167
Intuit, Inc.*	3,210	152,282
Microsoft Corp.	3,910	97,320
Salesforce.com, Inc.*	1,650	188,562
VMware, Inc.*	1,580	127,000
		641,331

Specialty Retail - 1.7%
CarMax, Inc.*	6,360	151,686

Total Equity Securities (Cost $7,796,951)		8,304,733

TIME DEPOSIT - 4.0%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 10/3/11	$351,094	351,094

Total Time Deposit (Cost $351,094)		351,094

TOTAL INVESTMENTS (Cost $8,148,045) - 99.5%		8,655,827
Other assets and liabilities, net - 0.5%		45,611
NET ASSETS - 100%		$8,701,438

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

12 - CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of seven separate portfolios; six of which are reported herein. The Calvert VP SRI Equity, Calvert VP Small Cap Growth, Calvert VP SRI Strategic, and Calvert VP Money Market Portfolios (formerly known as Calvert Social Equity, Ameritas Small Capitalization, Ameritas Core Strategies, and Ameritas Money Market Portfolios, respectively) are registered as diversified portfolios. The Calvert VP SRI Mid Cap Growth, and Calvert VP SRI Balanced Portfolios (formerly known as Calvert Social Mid Cap Growth, Calvert Social Balanced Portfolios, respectively) are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of September 30, 2011:

	Market Value	% of Net Assets
Calvert VP SRI Balanced	$7,843,296	2.4%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds,   municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities for Calvert VP Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$34,553,927	-	-	$34,553,927
Other debt obligations	-	$974,879	-	974,879
TOTAL	$34,553,927	$974,879	-	$35,528,806

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP SRI Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$8,304,733	-	-	$8,304,733
Other debt obligations	-	$351,094	-	351,094
TOTAL	$8,304,733	$351,094	-	$8,655,827

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$188,280,998	$1,830,500	-	$190,111,498
Asset backed securities	-	3,564,259	-	3,564,259
Collateralized mortgage-backed obligations	-	1,809,344	-	1,809,344
Commercial mortgage-backed securities	-	11,040,699	-	11,040,699
Corporate debt	-	58,928,493	$508,000	59,436,493
Municipal obligations	-	20,625,289	-	20,625,289
U.S. government obligations	-	27,686,612	-	27,686,612
Other debt obligations	-	17,159,176	-	17,159,176
TOTAL	$188,280,998	$142,644,372	$508,000***	$331,433,370

Other financial instruments**	$179,004	-	-	$179,004

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
*** Level 3 securities represent 0.2% of net assets.

Calvert VP SRI Strategic	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$56,144,646	-	-	$56,144,646
Corporate debt	-	$499,005	-	499,005
Other debt obligations	-	2,991,117	-	2,991,117
TOTAL	$56,144,646	$3,490,122	-	$59,634,768

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Small Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$22,126,003	-	-	$22,126,003
Other debt obligations	-	$410,396	-	410,396
TOTAL	$22,126,003	$410,396	-	$22,536,399

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$16,086,337	-	$16,086,337
Variable rate demand notes	-	66,942,000	-	66,942,000
Other debt obligations	-	143,283	-	143,283
TOTAL	-	$83,171,620	-	$83,171,620

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Fund is subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.   The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2011, and net realized capital loss carryforwards as of December 31, 2010 with expiration dates:

	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$8,236,067	$34,297,468	$336,867,289
Unrealized appreciation	1,061,388	4,809,956	22,395,874
Unrealized (depreciation)	(641,628)	(3,578,618)	(27,829,793)
Net appreciation (depreciation)	$419,760	$1,231,338	$5,433,919

	CALVERT VP MONEY MARKET	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH
Federal income tax cost	$83,171,620	$72,884,016	$20,736,202
Unrealized appreciation		1,503,967	4,315,233
Unrealized (depreciation)		(14,753,215)	(2,515,036)
Net appreciation (depreciation)		($13,249,248)	$1,800,197

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI BALANCED	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH
31-Dec-11	-	($86,357)	-
31-Dec-12	-	(2,240)	-
31-Dec-13	-	-	-
31-Dec-15	-	-	-
31-Dec-16	($35,127,795)	-	-
31-Dec-17	(12,011,647)	(484,781)	($277,649)
31-Dec-18	-	-	-

EXPIRATION DATE	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH
31-Dec-13	-	($361,070)
31-Dec-16	($15,142,774)	(3,032,931)
31-Dec-17	(4,955,593)	(2,085,418)

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — REORGANIZATION

On December 9, 2010, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert VP Balanced Index Portfolio (“Balanced Index”) for shares of the acquiring portfolio, Calvert VP SRI Balanced Portfolio (“SRI Balanced”) and the assumption of the liabilities of Balanced Index.  Shareholders approved the Plan at a meeting on April 15, 2011 and the reorganization took place on April 29, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

		ACQUIRING
MERGED PORTFOLIO	SHARES	PORTFOLIO	SHARES	VALUE
Balanced Index	310,596	SRI Balanced	8,497,176	$15,372,896

For financial reporting purposes, assets received and shares issued by SRI Balanced were recorded at fair value; however, the cost basis of the investments received from Balanced Index were carried forward to align ongoing reporting of SRI Balanced’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
		APPRECIATION	ACQUIRING
MERGED PORTFOLIO	NET ASSETS	(DEPRECIATION)	PORTFOLIO	NET ASSETS
Balanced Index	$15,372,896	$2,510,976	SRI Balanced	$354,121,549

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairman -- Principal Executive Officer
Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairman -- Principal Executive Officer
Date:  November 29, 2011

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date:  November 29, 2011